Share-Based Compensation Plans (Schedule of Summary of Restricted Stock and Restricted Stock Units) (Details) - Restricted Stock Units (RSUs) [Member] shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Nonvested, beginning balance, restricted stock and units | shares	4,995
Granted, restricted stock and units | shares	2,938
Vested, restricted stock and units | shares	(1,084)
Forfeited, restricted stock and units | shares	(827)
Nonvested, ending balance, restricted stock and units | shares	6,022
Nonvested, beginning balance, weighted-average grant- date fair value | $ / shares	$ 16.80
Granted, weighted-average grant-date fair value | $ / shares	7.91
Vested, weighted-average grant-date fair value | $ / shares	18.14
Forfeited, weighted average grant-date fair value | $ / shares	14.09
Nonvested, ending balance, weighted-average grant-date fair value | $ / shares	$ 12.62